Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2016
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies
INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

A.    INVESTMENT IN AFFILIATED COMPANIES:

	December 31,
	2016	2015
Companies accounted for under the equity method	$173,396	$126,059
Companies accounted for on a cost basis	7,566	3,699
	$180,962	$129,758

B.    INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31,
	2016	2015
Company F (1)	$65,594	$61,577
Company I (2)	19,974	18,847
Company J (3)	11,881	14,398
Company K (4)	19,120	20,000
Company L (5)	18,003	—
Company M (6)	25,707	—
Company N (7)	5,107	—
Other	8,010	11,237
	$173,396	$126,059

(1)
Company F is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company F is engaged in the development and production of various thermal detectors and laser diodes. Company F is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2016 and 2015, the Company received a dividend in the amount of $2,140 and $20,000, respectively from Company F.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

(2)
Company I is an Israeli company owned 50.000001% by the Company and 49.99999% by Rafael. Company I focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Company I with Rafael, and therefore Company I is not consolidated in the Company’s financial statements.

(3)
Company J is a Romanian company held 40% by the Company. Company J is engaged in the construction of fiber optic-telecommunication networks in Romania. During 2016, the Company wrote off $2,500 of its investment in Company J.

(4)
Company K is a European company held 33% by the Company. During 2015, the Company, through a wholly-owned Israeli subsidiary, invested approximately $20,000 in Company K, which is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.

(5)
Company L is an Israeli company held 80% by the Company. During 2016, the Company established Company L, based on its in-house developed energy technology for transportation, that is engaged in developing energy solutions for civilian transportation applications. In July 2016, an international strategic investor invested €16,000 (approximately $18,000) in exchange for 20% of Company L's ownership interest (in preferred shares) and was granted rights in several of Company L's energy related technologies. The investor has certain participating rights in the day-to-day operations of Company L. As a result, the Company deconsolidated Company L and reevaluated its remaining holdings, recognizing a gain of approximately $10,500, which was included in "other operating income, net"

(6)
Company M is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited. During 2016, the Company invested in company M approximately$13,400. Company M is engaged in the area of flight training systems. (See Note 1(D).)

(7)
Company N is an Israeli company held 71% by the Company. During 2016, due to an external investment in Company N in which a third party investor acquired substantial participation rights, Company N ceased to be consolidated in the Company's financial results.

Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2016	2015	2014
Company F	$6,157	$3,948	$2,758
Company I	2,047	2,284	1,982
Company M	4,253	—	—
Other (*)	(7,233)	(1,690)	809
	$5,224	$4,542	$5,549

(*)    Includes write-off impairment in Company J in the amount of approximately $2,500 in 2016.
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.)

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2016	2015
Current assets	$452,343	$312,585
Non-current assets	145,346	91,958
Total assets	$597,689	$404,543

Current liabilities	$168,352	$142,662
Non-current liabilities	103,656	15,049
Shareholders' equity	325,681	246,832
Total liabilities and equity	$597,689	$404,543

Income Statement Information:

	Year ended December 31,
	2016	2015	2014
Revenues	$424,045	$250,499	$260,025
Gross profit	$83,266	$67,747	$72,631
Net income	$21,252	$13,920	$17,452

See Note 20(E) for guarantees.